SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA - RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Presentation Of Restricted Cash [Line Items]
Restricted cash	$ 76	$ 47
Restricted cash, current	66	27
Restricted cash, noncurrent	10	20
Restricted Cash, Operating Requirements [Member] | SDG&E [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash	12
Restricted cash, current	11	23
Restricted cash, noncurrent	1
Restricted Cash, Construction Financing [Member] | Sempra Mexico [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash, current	52
Restricted cash, noncurrent	9	20
Restricted Cash, Construction Financing [Member] | Sempra Renewables [Member]
Presentation Of Restricted Cash [Line Items]
Restricted cash, current	$ 3	$ 4